Schedule of Investments PIMCO California Municipal Income Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.1% ¤
MUNICIPAL BONDS & NOTES 167.0%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	$850	$26

CALIFORNIA 150.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (c)	2,200	599
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (d)	2,890	1,633
Alameda Unified School District-Alameda County, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	850	909
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	870	945
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	2,500	2,473
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	680	214
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,700	1,628
Bay Area Toll Authority, California Revenue Bonds, Series 2024 3.200% due 04/01/2059	2,000	2,000
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,500	1,442
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,000	2,122
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 11/01/2055	2,000	2,095
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 01/01/2056	2,340	2,460
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	792
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,085	1,087
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	7,000	1,130
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	4,700	901
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,217
5.000% due 10/01/2048	1,000	1,022
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	1,250	1,280
California Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 04/01/2042	250	270
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,306
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	2,998
5.000% due 08/15/2055	6,000	6,032
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,400	1,389
4.000% due 11/01/2044	1,000	949
4.000% due 11/01/2051	2,500	2,271
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 08/15/2050	4,000	3,691
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,500	2,354
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.330% due 02/01/2042	1,000	966
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	2,000	2,013
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,300	1,298
6.000% due 03/01/2053	2,000	2,006
7.000% due 03/01/2053	500	481
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,250	432
4.000% due 11/01/2055	915	792
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	400	400

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,700	1,732
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	700	668
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	1,000	937
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	500	506
California Municipal Finance Authority Revenue Bonds, Series 2021
3.000% due 09/01/2030 (e)	2,100	1,960
4.000% due 11/01/2036	900	838
4.000% due 09/01/2050 (e)	1,200	992
California Municipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	235	239
6.000% due 01/01/2039	2,000	2,058
California Municipal Finance Authority Revenue Bonds, Series 2025 5.250% due 01/01/2045	880	871
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	285	290
5.000% due 09/01/2054	200	202
5.125% due 09/01/2059	675	689
California Pollution Control Financing Authority Revenue Bonds, Series 2023 3.700% due 07/01/2043	1,400	1,399
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	2,600	2,704
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,001
California School Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2059	400	402
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	2,670
California State General Obligation Bonds, Series 2022 4.000% due 04/01/2049	2,250	2,173
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	1,800	1,772
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2043	3,700	3,714
5.000% due 11/01/2047	4,300	4,313
California State University Revenue Bonds, Series 2024 4.000% due 11/01/2049	675	644
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,000	1,051
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	996
4.000% due 07/01/2043	350	340
4.000% due 07/01/2047	1,750	1,660
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	202
5.000% due 12/01/2046	5,700	5,651
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	943
5.500% due 12/01/2058	1,775	1,806
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,770	1,517
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	2,045	2,143
California Statewide Communities Development Authority Special Tax Bonds, Series 2025 4.750% due 09/02/2055	1,430	1,404
California Statewide Communities Development Authority, (FNMA Insured), Series 2024 4.000% due 10/01/2042	1,200	1,124
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	1,530	1,565
Central Valley Energy Authority, California Revenue Bonds, Series 2025 5.000% due 12/01/2055	1,700	1,841
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	2,000	2,075
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (c)	1,395	885
0.000% due 08/01/2042 (c)	1,500	684
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 3.000% due 08/01/2056	2,500	1,711
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,095	938
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,650	1,584
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	347
3.400% due 10/01/2046	450	354
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	2,000	1,287
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	340	348
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,250	1,193
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,600	1,673

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034	7,530	7,549
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,005
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,315	1,273
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	766
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,410	2,314
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2055	2,350	2,206
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,500	1,424
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	20,025	2,157
Grossmont Healthcare District, California General Obligation Bonds, Series 2025 5.000% due 07/15/2040 (a)	1,000	1,107
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	1,920
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,292
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,000	1,923
5.000% due 07/01/2061	1,000	917
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 4.000% due 05/01/2049	1,350	1,274
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	2,000	1,895
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,047
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024 4.000% due 12/01/2053	1,000	943
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,408
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2050	2,185	1,922
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2046	2,215	2,245
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2035	2,000	2,180
Los Angeles Department of Airports, California Revenue Notes, Series 2025 5.000% due 05/15/2034 (a)	2,000	2,142
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	10,345	12,451
Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured),Series 2024 4.000% due 06/01/2049	1,900	1,793
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	880	847
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	1,913
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,650	2,588
Mountain House Community Facilities District, California Special Tax Bonds, Series 2025 5.000% due 09/01/2050	1,100	1,109
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	2,550	2,438
Oceanside Unified School District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2041	1,020	1,013
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	470
Ontario Montclair School District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2046	1,650	1,686
Pacifica School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2050	1,700	1,774
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,300	1,240
Redwood City School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,900	2,022
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,350	1,288
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (c)	1,650	627
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	350	345
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	983
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (c)	1,000	445
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,125	1,125
4.000% due 06/01/2047	1,500	1,416
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,255
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	1,400	1,285

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,650	1,690
5.000% due 09/01/2047	450	457
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 5.000% due 08/15/2048	500	539
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,327
San Bernardino Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	3,300	3,489
San Diego Community College District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2055	660	708
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	3,350	3,542
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,000	1,738
5.000% due 07/01/2056	1,300	1,307
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	1,995	1,935
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	1,000	941
San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,500	4,202
5.000% due 07/01/2048	1,000	1,061
San Diego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	2,000	1,864
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	2,000	2,000
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.250% due 05/01/2042	4,000	4,057
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2033	1,700	1,837
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,700	1,799
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	825	809
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,100	1,147
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 5.250% due 11/01/2052	1,250	1,349
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	3,300	3,684
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,700	1,801
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,700	1,614
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	1,600	1,141
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,650	1,568
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,000	1,921
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,190	1,180
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	1,000	543
Soquel Union Elementary School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046	1,000	955
South San Francisco Unified School District, California General Obligation Bonds, Series 2023 4.000% due 09/01/2052	1,000	955
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,690	1,795
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	650	653
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	15,900	2,597
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	4,000	800
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	1,750	1,770
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2048	5,000	5,128
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	2,942
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,289
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	1,350	1,460
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	2,000	1,936

		284,245

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	2,695	2,235

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

7.120% due 10/01/2038	475	443

		2,678

ILLINOIS 1.6%
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2027	1,000	1,043
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	1,960

		3,003

NEW HAMPSHIRE 1.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,949	1,918
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.000% due 07/20/2039	1,596	1,539

		3,457

NEW YORK 0.9%
Freddie Mac Multifamily ML Certificates, New York Revenue Bonds, Series 2024 0.000% due 11/25/2038	1,891	1,767

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	650	0

PUERTO RICO 8.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	20,400	1,252
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,019	1,267
0.000% due 11/01/2051	1,744	1,086
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	858
4.000% due 07/01/2041	1,200	1,099
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	25,500	6,192
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,951	4,720

		16,474

TEXAS 1.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	460	155
12.000% due 12/01/2045 ^(b)	800	380
Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	2,000	1,820

		2,355

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	17,000	517
5.500% due 07/01/2044	500	437

		954

Total Municipal Bonds & Notes (Cost $321,644)		314,959

U.S. GOVERNMENT AGENCIES 4.1%
Freddie Mac
3.199% due 01/25/2043 ~	500	323
3.720% due 01/01/2041	1,978	1,838
3.850% due 02/01/2038 - 07/01/2041	4,569	4,333
4.080% due 06/01/2033	1,183	1,184

Total U.S. Government Agencies (Cost $7,627)		7,678

Total Investments in Securities (Cost $329,271)		322,637

Total Investments 171.1% (Cost $329,271)		$322,637
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (72.3)%		(136,333)
Other Assets and Liabilities, net 1.2%		2,263

Net Assets Applicable to Common Shareholders 100.0%		$188,567

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)				Security becomes interest bearing at a future date.
(e)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	3.000%	09/01/2030	02/18/2025	$1,971	$1,960	1.04%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	1,091	992	0.53%

				$3,062	$2,952	1.57%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona		$0	$26	$0	$26
California		0	284,245	0	284,245
Delaware		0	2,678	0	2,678
Illinois		0	3,003	0	3,003
New Hampshire		0	3,457	0	3,457
New York		0	1,767	0	1,767
Puerto Rico		0	16,474	0	16,474
Texas		0	2,355	0	2,355
Virginia		0	954	0	954
U.S. Government Agencies		0	7,678	0	7,678

Total Investments		$0	$322,637	$0	$322,637

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced